Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Profit/(loss) for the period	$ 414,827	$ (32,531)
Weighted average number of shares outstanding (in shares)	61,034,202	59,400,217
Basic (loss) per share (in USD per share)	$ 6.80	$ (0.55)
Weighted average number of shares outstanding for purpose of diluted profit/loss per share (in shares)	65,653,007	59,400,217
Diluted (loss) per share (in USD per share)	$ 6.32	$ (0.55)